Provisions - Movement in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 4,944
Other provisions at end of period	4,856	€ 4,944
Telefonica, S.A.
Disclosure of other provisions [line items]
Other provisions at beginning of period	4,944	4,098
Additions and accretion	1,497	1,403
Retirements/amount applied	(1,127)	(889)
Translation differences and other	(458)	332
Other provisions at end of period	€ 4,856	€ 4,944